Summary of Common Stock Reserved for Future Issuance (Details)	Jul. 31, 2022 shares
Share-Based Payment Arrangement [Abstract]
Common Stock options outstanding (within the 2011 Plan and outside of the terms of the 2011 Plan)	133,973
Common Stock reserved for restricted stock unit release	2,710
Common Stock authorized for future grant under the 2011 Plan	79,484
Common Stock reserved for warrant exercise	77,554
Shares issuable under CGP and Sirtex stock purchase agreements (Note 6)	87,455
Common Stock reserved for future ESPP issuance	1,218
Total Common Stock reserved for future issuance	382,394